Property, Plant and Equipment	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, Plant and Equipment

The total acquisitions for the six months ended June 30, 2025 amount to €0.8 million (2024: €448,000) and were mainly related to the U.S. production line under construction and laboratory equipment.

The cost of property, plant and equipment in 2024 includes a correction of the tax incentive in Belgium on the investments of 2023 for an amount of €93,000. We refer to note 24.

The depreciation charge amounts to €457,000 in 2025 and to €336,000 in 2024 for the six months ended June 30.